Document and Entity Information	Nov. 05, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	Pitney Bowes Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-03579
Entity Tax Identification Number	06-0495050
Entity Address, Address Line One	3001 Summer Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06926
City Area Code	203
Local Phone Number	356-5000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000078814
Title of 12(b) Security	Common Stock, $1 par value per share
Trading Symbol	PBI
Security Exchange Name	NYSE